UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22449
American Funds Mortgage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class A | MFAAX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%

Management's discussion of fund performance
The fund’s Class A shares gained 6.74% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class A (with sales charge) *	2.75%	(0.46) %	0.86%
American Funds Mortgage Fund — Class A (without sales charge) *	6.74%	0.30%	1.25%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (p
erce
nt of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple a cc
ounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class C | MFACX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.46%

Management's discussion of fund performance
The fund’s Class C shares gained 5.85% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class C (with sales charge) *	4.85%	(0.44) %	0.62%
American Funds Mortgage Fund — Class C (without sales charge) *	5.85%	(0.44) %	0.62%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective
July 24, 2024
, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions )	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class T | TFMFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 48	0.46%

Management's discussion of fund performance
The fund’s Class T shares gained 6.89% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class T (with sales charge) 2	4.27%	0.03%	0.85%
American Funds Mortgage Fund — Class T (without sales charge) 2	6.89%	0.54%	1.19%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	0.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-1 | MFAEX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 65	0.63%

Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.82% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-1 *	6.82%	0.35%	1.27%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-2 | MFAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.37%

Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.97% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class F-2 *	6.97%	0.59%	1.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-3 | AFFMX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.27%

Management's discussion of fund performance
The fund’s Class F-3 shares gained 7.10% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class F-3 2	7.10%	0.70%	1.42%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	1.08%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-A | CMFAX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.73%

Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.59% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-A (with sales charge) *	2.83%	(0.46) %	0.83%
American Funds Mortgage Fund — Class 529-A (without sales charge) *	6.59%	0.25%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-C | CMFCX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.50%

Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.81% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total
returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-C (with sales charge) *	4.81%	(0.49) %	0.79%
American Funds Mortgage Fund — Class 529-C (without sales charge) *	5.81%	(0.49) %	0.79%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-E | CMFEX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 92	0.89%

Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.43% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-E *	6.43%	0.07%	0.98%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-T | TMFMX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 53	0.51%

Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.83% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class 529-T (with sales charge) 2	4.21%	(0.03) %	0.79%
American Funds Mortgage Fund — Class 529-T (without sales charge) 2	6.83%	0.48%	1.14%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	0.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-1 | CMFFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from
September 1, 2023
to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.42%

Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.04% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class 529-F-1 *	7.04%	0.54%	1.44%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-2 | FFMFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 44	0.43%

Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.91% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-2 2	6.91%	(0.91) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(1.34) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on
October 30, 2020
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2024 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.35% to 0.43% during the reporting period.
The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-3 | FMMFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 31	0.30%

Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.05% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	Since inception 1
American Funds Mortgage Fund — Class 529-F-3 2	7.05%	(0.81) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(1.34) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-1 | RMAAX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.39%

Management's discussion of fund performance
The fund’s Class R-1 shares gained 6.04% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-1 *	6.04%	(0.43) %	0.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2 | RMABX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 140	1.36%

Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.95% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2 *	5.95%	(0.40) %	0.50%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2E | RMBEX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.06%

Management's discussion of fund performance
The fund’s Class R-2E shares gained 6.38% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-2E *	6.38%	(0.07) %	0.97%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-3 | RMACX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.92%

Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.51% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-3 *	6.51%	0.02%	0.94%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-4 | RMAEX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.63%

Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.70% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-4 *	6.70%	0.36%	1.29%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5E | RMAHX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.44%

Management's discussion of fund performance
The fund’s Class R-5E shares gained 7.03% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Mortgage Fund — Class R-5E 2	7.03%	0.55%	1.36%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Mortgage Backed Securities Index 3	7.46%	(0.18) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fun
d statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5 | RMAFX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 34	0.33%

Management's discussion of fund performance
The fund’s Class R-5 shares gained 7.02% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-5 *	7.02%	0.66%	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-042-1024 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-6 | RMAGX
for the year ended August 31, 2024
This annual shareholder report contains important information about American Funds Mortgage Fund (the "fund")

for the period from September 1, 2023 to August 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.26%

Management's discussion of fund performance
The fund’s Class R-6 shares gained 7.21% for the year ended August 31, 2024. That result compares with a 7.46% gain for the Bloomberg U.S. Mortgage Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations that the U.S. Federal Reserve would begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. Mortgage rates continued to trend downwards, starting in May through the fund’s fiscal year-end, with the average rate on the 30-year mortgage hovering at around 6.2% in mid-September, according to Freddie Mac. Based on home sales, housing demand remained weak as buyers held off in anticipation of even lower rates.
Security selection within mortgages was additive, with notable contributions from the fund’s larger positions in Federal National Mortgage Association and Federal Home Loan Mortgage. The fund's allocation to higher coupon mortgages was also additive. This was boosted further by smaller allocations to asset-backed securities and commercial mortgage-backed securities.
Allocations to Treasuries, inflation-linked bonds and agency bonds were less additive as returns for those markets were outpaced by securitized markets. Interest rate positioning contributed to returns overall, aided by declining yields. In particular, the shorter end of the curve fell further than longer-term yields, which helped returns as the fund placed greater emphasis on shorter-term bonds over the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.
Average annual total returns
	1 year	5 years	10 years
American Funds Mortgage Fund — Class R-6 *	7.21%	0.72%	1.65%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Mortgage Backed Securities Index †	7.46%	(0.18) %	1.28%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Mortgage Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11,046
Total number of portfolio holdings	823
Total advisory fees paid (in millions)	$ 23
Portfolio turnover rate including mortgage dollar roll transactions	824%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-042-1024 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
August 31, 2024	84,000	None	9,000	None
August 31, 2023	155,000	None	8,000	None
Adviser and Affiliates2
August 31, 2024	Not Applicable	44,000	None	None
August 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
August 31, 2024	52,000
August 31, 2023	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Mortgage Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended August 31, 2024
Lit. No. MFGEFP4-042-1024 © 2024 Capital Group. All rights reserved.

Investment portfolio August 31, 2024

Bonds, notes & other debt instruments 90.86%		Principal amount (000)	Value (000)
Mortgage-backed obligations 82.06%
Federal agency mortgage-backed obligations 80.43%
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD2	$2
	Fannie Mae Pool #256310 6.50% 7/1/2026[1]	1	1
	Fannie Mae Pool #928689 6.50% 9/1/2027[1]	3	3
	Fannie Mae Pool #AD0838 6.50% 10/1/2027[1]	2	2
	Fannie Mae Pool #928957 6.50% 12/1/2027[1]	2	2
	Fannie Mae Pool #AL9724 6.50% 2/1/2028[1]	2	2
	Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	36	35
	Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	47	46
	Fannie Mae Pool #613025 6.50% 7/1/2031[1]	5	5
	Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	263	253
	Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	85	82
	Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	7	6
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
	Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	8	8
	Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	625	587
	Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	280	265
	Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	83	81
	Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,882	3,638
	Fannie Mae Pool #745001 6.50% 9/1/2035[1]	16	16
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	11	11
	Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,274	1,260
	Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	227	225
	Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,071	1,060
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,020	1,999
	Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	508	502
	Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	931	922
	Fannie Mae Pool #801783 6.50% 2/1/2037[1]	5	5
	Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,477	1,462
	Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	2,926	2,881
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	16	16
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	70	71
	Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	398	395
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	25	26
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	19,332	16,120
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	25,736	21,461
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	115	118
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	324	280
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	6,613	5,878
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	13,724	12,247
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	7,261	6,497
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	169	166
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	48	49
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	15,418	13,777
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	31	31
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	19,540	17,420
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	7,025	6,066
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	63	64
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	8,856	7,645
	Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,441	2,108
	Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	127	120
	Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	64	60
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	33	32
	Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	166	153
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	47	44
	Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	101	87
	Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	155	134
	Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	2,886	2,647
	Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,139	1,075
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	381	359
	Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	68	59
	Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	85	74
	Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	1,847	1,797
	Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	79	74

1	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	USD54	$51
	Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	339	319
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	649	608
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,558	1,459
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	720	657
	Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	318	297
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	7,053	5,890
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	865	790
	Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	620	594
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	534	499
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	75	71
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	42	39
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	35	33
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	19	18
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	38	37
	Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	13,112	12,236
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	874	846
	Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	15	14
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	401	375
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	530	513
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	721	698
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	191	185
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	89	88
	Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,220	1,186
	Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	1,817	1,879
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	407	381
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,187	3,932
	Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,130	1,054
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,072	1,001
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,506	5,171
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,049	2,847
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	1,359	1,181
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	8,859	7,317
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	4,116	3,575
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	521	470
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	40,842	35,427
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	14,089	11,677
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	929	767
	Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]	28,803	24,895
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	819	674
	Fannie Mae Pool #CA8862 2.50% 1/1/2051[1]	32,583	28,404
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	29,021	24,053
	Fannie Mae Pool #FM6112 2.50% 2/1/2051[1]	30,129	26,041
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	28,129	24,474
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	6,247	5,135
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	44	36
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	5,397	4,890
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	26	21
	Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	4,866	4,195
	Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]	7,724	6,923
	Fannie Mae Pool #CB0850 3.00% 6/1/2051[1]	4,923	4,410
	Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]	26,297	21,673
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,120	1,839
	Fannie Mae Pool #FM9330 3.00% 7/1/2051[1]	31,274	28,060
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	36,869	31,763
	Fannie Mae Pool #FM8981 3.00% 10/1/2051[1]	29,786	26,697
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,624	6,829
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	2,968	2,437
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	203	169
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	11,200	9,742
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	5,299	4,621
	Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	31,900	27,941
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	5,752	5,006
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	5,692	4,922
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	7,880	7,135
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	16,553	14,846

American Funds Mortgage Fund	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD33,649	$27,590
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	10,118	8,294
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	8,363	6,904
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,187	1,793
	Fannie Mae Pool #CB2870 2.50% 2/1/2052[1]	460	395
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,427	1,286
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,787	1,468
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	879	721
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	869	714
	Fannie Mae Pool #BU8882 4.00% 3/1/2052[1]	5,451	5,180
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	3,449	2,828
	Fannie Mae Pool #CB4119 4.00% 7/1/2052[1]	83,360	79,224
	Fannie Mae Pool #MA4711 5.50% 7/1/2052[1]	428	432
	Fannie Mae Pool #CB4418 5.50% 8/1/2052[1]	451	455
	Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]	216	224
	Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	10,710	10,644
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	21,680	21,119
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	4,077	4,050
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,494	3,528
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	3,136	3,167
	Fannie Mae Pool #BX1223 5.50% 10/1/2052[1]	432	436
	Fannie Mae Pool #BX1488 5.50% 10/1/2052[1]	384	393
	Fannie Mae Pool #CB5020 5.50% 10/1/2052[1]	69	69
	Fannie Mae Pool #FS3256 6.00% 11/1/2052[1]	82	84
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	4,683	4,728
	Fannie Mae Pool #BX5662 4.00% 1/1/2053[1]	727	690
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	16,404	15,979
	Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	51,810	52,841
	Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	4,016	4,101
	Fannie Mae Pool #CB5545 6.50% 1/1/2053[1]	5,170	5,357
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	9,794	9,871
	Fannie Mae Pool #BX4108 5.50% 2/1/2053[1]	745	751
	Fannie Mae Pool #BX5097 5.50% 2/1/2053[1]	669	674
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	10,103	10,486
	Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	1,756	1,790
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	1,919	1,936
	Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]	884	891
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	836	845
	Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]	758	766
	Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	725	731
	Fannie Mae Pool #BX9427 5.50% 3/1/2053[1]	273	275
	Fannie Mae Pool #MA4941 5.50% 3/1/2053[1]	44	44
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	8,571	8,754
	Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	882	900
	Fannie Mae Pool #BX8781 6.00% 3/1/2053[1]	377	386
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	805	765
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	616	585
	Fannie Mae Pool #BX9358 4.00% 4/1/2053[1]	185	176
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	21,101	20,968
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	94
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	18,215	18,353
	Fannie Mae Pool #BY2795 5.50% 4/1/2053[1]	566	571
	Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	23,286	23,737
	Fannie Mae Pool #BX8415 6.00% 4/1/2053[1]	196	200
	Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]	143	146
	Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	19,319	20,099
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	5,684	5,920
	Fannie Mae Pool #FS5335 4.00% 5/1/2053[1]	306	290
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	171	162
	Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	115,266	112,220
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	3,994	3,886
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	254,593	252,970
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,372	4,347
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,226	6,273
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	486	489
	Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	38	39
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	34,701	35,390

3	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[1]	USD278	$287
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	46,213	45,915
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	45,077	45,421
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	5,490	5,542
	Fannie Mae Pool #BY3521 5.50% 6/1/2053[1]	907	914
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	69,185	70,591
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	14,411	14,725
	Fannie Mae Pool #FS4932 6.00% 6/1/2053[1]	9,642	9,848
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	8,656	8,853
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	6,534	6,674
	Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	104	106
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	5,741	5,929
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	2,017	2,082
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	1,486	1,533
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	4,419	3,628
	Fannie Mae Pool #CB6713 4.00% 7/1/2053[1]	612	581
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	6,937	6,751
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	3,777	3,752
	Fannie Mae Pool #BY6763 5.00% 7/1/2053[1]	578	574
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	94
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	46,881	47,217
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	46,954	47,972
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	193	197
	Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	447	406
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[1]	860	816
	Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]	317	300
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	10,547	10,263
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	56,567	56,968
	Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	3,653	3,731
	Fannie Mae Pool #MA5135 4.00% 9/1/2053[1]	258	245
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	50,378	49,017
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	3,997	4,025
	Fannie Mae Pool #FS5769 6.00% 9/1/2053[1]	16,521	16,884
	Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]	4,527	4,613
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	901	918
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	1,962	1,862
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	25,215	25,686
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	539	511
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	32,392	32,622
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	1,385	1,395
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	12,885	13,125
	Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]	4,964	5,073
	Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]	3,510	3,587
	Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	33,001	34,171
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	6,442	6,487
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	243	245
	Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]	33,478	34,205
	Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	9,298	9,471
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	711	675
	Fannie Mae Pool #FS6880 6.00% 1/1/2054[1]	12,690	12,959
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	4,714	4,817
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	31,274	32,228
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	14,512	14,998
	Fannie Mae Pool #FS6763 6.50% 1/1/2054[1]	3,785	3,922
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	6,693	6,740
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	946	953
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]	56,489	57,697
	Fannie Mae Pool #MA5272 6.00% 2/1/2054[1]	8,440	8,596
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,906	8,096
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]	26,943	27,796
	Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]	13,205	13,624
	Fannie Mae Pool #FS7162 6.50% 2/1/2054[1]	5,764	5,968
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	39,467	40,989
	Fannie Mae Pool #MA5320 4.00% 3/1/2054[1]	18,104	17,182
	Fannie Mae Pool #CB8143 5.50% 3/1/2054[1]	27,769	28,060
	Fannie Mae Pool #CB8147 5.50% 3/1/2054[1]	23,898	24,149
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	21,215	21,362

American Funds Mortgage Fund	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	USD12,194	$12,341
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[1]	15,046	15,405
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	10,681	10,901
	Fannie Mae Pool #CB8153 6.00% 3/1/2054[1]	3,709	3,794
	Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,545	4,704
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	125	119
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[1]	31,117	31,363
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	25,798	26,069
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	11,390	11,469
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,655	1,721
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[1]	3,089	2,931
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	305	290
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	2,437	2,483
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,163	1,175
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	25,364	26,017
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	7,286	7,465
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	3,536	3,601
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,127	2,170
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	1,817	1,860
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	30,343	31,436
	Fannie Mae Pool #FS8229 6.50% 6/1/2054[1]	10,949	11,347
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[1]	72	74
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[1]	4,720	4,769
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[1]	2,976	2,997
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	1,126	1,138
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	38,196	39,068
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	24,784	25,239
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	13,601	13,934
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	13,437	13,765
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	12,639	12,941
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	7,038	7,172
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	6,430	6,577
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	5,112	5,229
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	2,741	2,793
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,250	2,291
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	1,499	1,533
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	45,116	46,740
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	25,660	26,565
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	13,516	14,006
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	12,862	13,316
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	9,035	9,307
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	8,138	8,426
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	5,114	5,268
	Fannie Mae Pool #CB8977 5.00% 8/1/2054[1]	260	258
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	8,569	8,726
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	5,569	5,671
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	3,022	3,078
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,969	3,025
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	2,906	2,965
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	2,240	2,293
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	2,226	2,271
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	1,650	1,681
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	1,240	1,263
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	831	850
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	659	674
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	600	612
	Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	18,091	18,791
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	4,960	5,109
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	183	184
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	3,700	3,790
	Fannie Mae Pool #BF0133 4.00% 8/1/2056[1]	18,378	17,490
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,086	2,822
	Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	51,019	46,645
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	2,013	1,840
	Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,294	1,183
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,528	1,326
	Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	24,847	20,690

5	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	USD4,072	$3,965
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	123,594	112,052
	Freddie Mac Pool #ZA1944 6.50% 6/1/2026[1]	2	2
	Freddie Mac Pool #ZJ9210 6.50% 11/1/2027[1]	1	1
	Freddie Mac Pool #ZA2045 6.50% 1/1/2028[1]	4	4
	Freddie Mac Pool #ZA2066 6.50% 3/1/2028[1]	9	9
	Freddie Mac Pool #ZA2096 6.50% 11/1/2028[1]	1	1
	Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	6	6
	Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	23	22
	Freddie Mac Pool #ZS0839 6.50% 12/1/2032[1]	5	5
	Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	18	17
	Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	46	43
	Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
	Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	1	— [2]
	Freddie Mac Pool #ZS4189 6.50% 6/1/2035[1]	1	1
	Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	378	371
	Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	265	262
	Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	455	451
	Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	46	48
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	123,347	102,848
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	24,897	22,294
	Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	1,913	1,652
	Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	244	238
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	25,623	22,129
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	7,805	6,738
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	87,435	75,466
	Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,376	2,036
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	24	23
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	132	124
	Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	379	357
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	151	142
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,319	1,240
	Freddie Mac Pool #760014 3.106% 8/1/2045[1,3]	839	836
	Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	4,319	4,053
	Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	439	436
	Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,596	1,497
	Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	44	40
	Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	6,123	5,785
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	482	447
	Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	706	664
	Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	605	560
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	719	672
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	521	487
	Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	509	476
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	481	449
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	399	373
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	293	274
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	183	171
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	136	128
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	110	104
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	71	67
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	12,124	11,748
	Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	73	68
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	481	466
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	431	418
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	221	214
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	269	251
	Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	144	134
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	81	76
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	722	699
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	88	87
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,039	1,030
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	543	540
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	364	359
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,672	1,561
	Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	26,244	24,490
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	466	435

American Funds Mortgage Fund	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	USD3,866	$3,630
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,748	3,520
	Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	2,806	2,546
	Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	9,960	9,289
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	11,124	10,049
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	545	491
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	46,891	38,761
	Freddie Mac Pool #SI2080 2.00% 10/1/2050[1]	48,812	40,439
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	37,116	30,629
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	25,938	21,480
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	151	125
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	252	207
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	26,200	21,753
	Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	4,746	4,092
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	21,761	19,663
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	4,369	3,804
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	10,796	9,671
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	15,551	13,925
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	6,428	5,338
	Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	8,696	7,548
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,753	4,986
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	855	701
	Freddie Mac Pool #QD2929 4.00% 12/1/2051[1]	957	909
	Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	889	729
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	30,125	28,279
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	507	470
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	1,953	1,603
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	178	146
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	6,902	6,208
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,775	1,454
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	12,849	12,516
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	62,261	55,280
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	216	194
	Freddie Mac Pool #QE7537 4.50% 8/1/2052[1]	9,378	9,137
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	10,959	9,726
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	2,860	2,843
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	453	456
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	8,713	8,487
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	23,186	23,067
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	10,260	10,358
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	38,166	38,066
	Freddie Mac Pool #QF2363 4.50% 11/1/2052[1]	38,893	37,885
	Freddie Mac Pool #QF3907 4.50% 11/1/2052[1]	34,135	33,251
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	14,492	14,625
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	17	17
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	2,763	2,455
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	36,807	35,850
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	79,921	79,457
	Freddie Mac Pool #QF5422 4.00% 1/1/2053[1]	736	699
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	3,646	3,625
	Freddie Mac Pool #QF5680 5.50% 1/1/2053[1]	749	757
	Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	218,459	222,870
	Freddie Mac Pool #QF7852 4.00% 2/1/2053[1]	6,838	6,495
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	965	975
	Freddie Mac Pool #QF8686 5.50% 2/1/2053[1]	490	495
	Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	5,767	5,881
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	9,938	9,442
	Freddie Mac Pool #QG1084 4.00% 3/1/2053[1]	166	158
	Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]	3,875	3,909
	Freddie Mac Pool #QF8554 5.50% 3/1/2053[1]	623	628
	Freddie Mac Pool #QG0719 4.00% 4/1/2053[1]	483	459
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	10,281	10,216
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,004	6,964
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	7,929	7,990
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	885	893
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	20,828	20,280
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	144,401	143,481

7	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	USD22,793	$22,962
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	1,547	1,561
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	854	860
	Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	552	556
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	24,528	25,054
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	5,572	5,707
	Freddie Mac Pool #QG3376 6.00% 5/1/2053[1]	197	201
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	154,553	153,493
	Freddie Mac Pool #QG4719 5.00% 6/1/2053[1]	39,384	39,124
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	40,221	40,516
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	45,225	46,088
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	5,426	5,563
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,010	5,132
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,422	3,490
	Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	2,591	2,645
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,377	2,462
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	1,141	1,184
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	1,015	1,047
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	911	949
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	876	914
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	636	665
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	472	491
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	336	347
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	253	267
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	1,155	1,097
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	927	880
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	584	580
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	143,581	144,667
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	4,420	4,460
	Freddie Mac Pool #QG7363 6.00% 7/1/2053[1]	15,861	16,198
	Freddie Mac Pool #SD3553 6.00% 7/1/2053[1]	5,341	5,446
	Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	2,251	2,294
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	1,638	1,686
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	17,997	17,081
	Freddie Mac Pool #QG8909 5.00% 8/1/2053[1]	633	629
	Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	14,225	14,475
	Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	6,154	6,282
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	563	574
	Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	397	376
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	19,066	19,201
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	40,983	41,831
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	11,755	12,077
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	3,641	3,708
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,413	1,341
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	71,026	71,529
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	32,946	33,556
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	32,083	32,736
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	12,191	12,572
	Freddie Mac Pool #SD8390 4.00% 11/1/2053[1]	19,167	18,191
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	346,638	344,261
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	70,651	71,977
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	4,726	4,890
	Freddie Mac Pool #QH5655 4.00% 12/1/2053[1]	303	288
	Freddie Mac Pool #SD4842 6.00% 12/1/2053[1]	3,291	3,360
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,016	964
	Freddie Mac Pool #SD4614 6.50% 1/1/2054[1]	6,490	6,720
	Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	6,064	6,252
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	1,457	1,503
	Freddie Mac Pool #QI0001 4.00% 2/1/2054[1]	5,470	5,190
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]	278	263
	Freddie Mac Pool #SD4964 6.00% 2/1/2054[1]	18,062	18,449
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,232	5,335
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	2,551	2,598
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	57,303	59,334
	Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]	10,411	10,742
	Freddie Mac Pool #QI1723 4.00% 3/1/2054[1]	797	756
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[1]	79	75

American Funds Mortgage Fund	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	USD64,402	$64,848
	Freddie Mac Pool #RJ1066 5.50% 3/1/2054[1]	11,774	11,878
	Freddie Mac Pool #RJ1076 6.00% 3/1/2054[1]	2,222	2,265
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[1]	139	144
	Freddie Mac Pool #QI3594 4.00% 4/1/2054[1]	1,199	1,138
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	25,211	25,386
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	6,227	6,293
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	1,237	1,247
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	13,584	13,891
	Freddie Mac Pool #RJ1348 6.00% 4/1/2054[1]	1,989	2,034
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	914	932
	Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,128	6,343
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	5,895	5,946
	Freddie Mac Pool #RJ1429 6.00% 5/1/2054[1]	20,358	20,762
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,268	1,297
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	51,110	52,950
	Freddie Mac Pool #RJ1441 6.50% 5/1/2054[1]	3,788	3,920
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	738	700
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[1]	3,708	3,685
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	6,532	6,600
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,367	1,381
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,525	28,195
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[1]	8,477	8,669
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	5,860	6,004
	Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	56,333	58,414
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	20,950	21,704
	Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	5,456	5,660
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	2,082	2,155
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[1]	2,001	2,062
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[1]	2,307	2,331
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	368	372
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	291	293
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	40,072	40,943
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	19,990	20,477
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	18,583	19,123
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	13,320	13,629
	Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	11,012	11,237
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	9,340	9,512
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	6,151	6,295
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	5,357	5,488
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	2,157	2,200
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	1,803	1,842
	Freddie Mac Pool #QI8876 6.50% 7/1/2054[1]	36,783	38,107
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	22,808	23,501
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	8,932	9,200
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	7,905	8,182
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	7,559	7,818
	Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	3,730	3,711
	Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	2,670	2,659
	Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	2,410	2,395
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[1]	6,589	6,640
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[1]	4,416	4,451
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[1]	4,401	4,449
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	4,384	4,415
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[1]	3,700	3,739
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	1,762	1,780
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[1]	670	678
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	27,902	28,443
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	17,520	17,947
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	15,450	15,765
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	12,190	12,481
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	11,640	11,952
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	8,295	8,447
	Freddie Mac Pool #RJ2212 6.00% 8/1/2054[1]	5,344	5,466
	Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	4,500	4,603
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	3,530	3,616
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	26,069	27,012

9	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	USD15,623	$16,201
	Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	11,206	11,609
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	10,273	10,658
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	6,350	6,546
	Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,450	4,610
	Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,988	3,093
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	2,553	2,630
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	367	370
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	12,000	12,295
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	6,620	6,782
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	6,390	6,536
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	5,720	5,867
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	3,920	4,000
	Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,230	9,564
	Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,690	3,820
	Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,985	2,057
	Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,457
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	24,000	24,274
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	2,307	2,181
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	3,948	3,481
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]	8,762	8,289
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	597	533
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	2,768	2,592
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	2,676	2,527
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	3,746	3,239
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	912	872
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,273	1,151
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	507	483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,070	967
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	658	595
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,195	4,031
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	27,641	24,738
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	28,636	25,921
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	24,083	21,488
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	25,370	24,392
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	29,121	26,063
	Government National Mortgage Assn. 2.50% 9/1/2054[1,4]	23,900	20,900
	Government National Mortgage Assn. 3.00% 9/1/2054[1,4]	8,808	7,977
	Government National Mortgage Assn. 4.00% 9/1/2054[1,4]	1,777	1,699
	Government National Mortgage Assn. 5.50% 9/1/2054[1,4]	21,213	21,355
	Government National Mortgage Assn. 5.50% 10/1/2054[1,4]	2,236	2,251
	Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	252	249
	Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	320	314
	Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	251	258
	Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	513	508
	Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	528	515
	Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	901	862
	Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	736	704
	Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,112	1,069

American Funds Mortgage Fund	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	USD85	$86
	Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,594	1,529
	Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	257	249
	Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	46	47
	Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	125	127
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	840	884
	Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	624	579
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	885	913
	Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	391	363
	Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	482	447
	Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	340	337
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	654	676
	Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	192	189
	Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	485	491
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	42	42
	Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	419	399
	Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	100	100
	Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	1,043	1,047
	Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	414	409
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	486	483
	Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	276	249
	Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	161	145
	Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	499	496
	Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	284	279
	Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	41	37
	Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	148	141
	Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	440	431
	Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	171	165
	Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	313	300
	Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	217	196
	Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	191	171
	Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	261	244
	Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	360	349
	Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	649	607
	Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	1,018	968
	Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	425	414
	Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	915	867
	Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,110	3,004
	Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	256	253
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	7	7
	Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050[1]	49	43
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	8,015	6,763
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	5,367	4,666
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	10,166	8,576
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	61,448	52,526
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	6,879	5,912
	Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051[1]	82,383	70,954
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	6,324	5,541
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	2,901	2,537
	Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	2,230	1,928
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	8,577	7,467
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	5,789	5,032
	Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	479	419
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	2,831	2,476
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	22,973	21,397
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	8,848	8,459
	Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	7,170	6,855
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	6,341	6,062
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	4,106	3,926
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	18,378	18,007
	Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
	Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	1
	Government National Mortgage Assn. Pool #AQ8290 4.894% 2/20/2066[1]	6	6
	Government National Mortgage Assn. Pool #AQ8292 5.172% 2/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	7,899	6,105
	Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.419% 5/20/2066[1,3]	5,202	52

11	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.50% 9/1/2039[1,4]	USD18,745	$17,406
	Uniform Mortgage-Backed Security 4.00% 9/1/2039[1,4]	11,000	10,854
	Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,4]	7,255	6,745
	Uniform Mortgage-Backed Security 2.00% 9/1/2054[1,4]	45,830	37,512
	Uniform Mortgage-Backed Security 2.50% 9/1/2054[1,4]	15,834	13,505
	Uniform Mortgage-Backed Security 3.00% 9/1/2054[1,4]	65,325	57,962
	Uniform Mortgage-Backed Security 3.50% 9/1/2054[1,4]	28,944	26,650
	Uniform Mortgage-Backed Security 4.00% 9/1/2054[1,4]	87,515	83,053
	Uniform Mortgage-Backed Security 4.50% 9/1/2054[1,4]	50,440	49,073
	Uniform Mortgage-Backed Security 5.00% 9/1/2054[1,4]	35,425	35,176
	Uniform Mortgage-Backed Security 5.50% 9/1/2054[1,4]	26,507	26,691
	Uniform Mortgage-Backed Security 6.00% 9/1/2054[1,4]	2,147	2,186
	Uniform Mortgage-Backed Security 6.50% 9/1/2054[1,4]	228,445	235,258
	Uniform Mortgage-Backed Security 7.00% 9/1/2054[1,4]	1,086	1,128
	Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,4]	19,410	15,908
	Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,4]	33,954	28,994
	Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,4]	136,394	121,143
	Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,4]	86,374	79,578
	Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,4]	146,111	138,759
	Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,4]	255,720	248,889
	Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,4]	5,000	5,092
	Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,4]	284,069	292,384
	Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,4]	88,976	92,403
			8,884,403

Commercial mortgage-backed securities 1.19%
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.235% 4/15/2037[1,3,5]	6,000	6,017
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.452% 6/15/2027[1,3,5]	7,875	7,894
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.151% 9/15/2036[1,3,5]	26,900	26,665
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.35% 10/15/2036[1,3,5]	19,921	19,773
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.121% 6/15/2038[1,3,5]	15,250	15,092
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,3,5]	31,782	32,640
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.531% 7/15/2038[1,3,5]	5,665	5,645
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.182% 11/15/2038[1,3,5]	17,252	17,055
			130,781

Collateralized mortgage-backed obligations (privately originated) 0.44%
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]	48	46
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]	14,963	14,197
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]	938	830
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	19,364	18,776
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	3,453	3,466
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]	875	866
	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,5]	3,350	3,310
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]	1,962	1,946
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,5]	5,295	5,168
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.992% 2/25/2057[1,3,5]	42	44
			48,649
	Total mortgage-backed obligations		9,063,833
U.S. Treasury bonds & notes 7.72%
U.S. Treasury 7.72%
	U.S. Treasury 4.25% 1/31/2026[7]	135,000	135,178
	U.S. Treasury 4.50% 3/31/2026	20,000	20,125
	U.S. Treasury 4.375% 7/31/2026	37,000	37,276
	U.S. Treasury 0.875% 9/30/2026	400	376
	U.S. Treasury 1.25% 5/31/2028	3,800	3,468
	U.S. Treasury 1.25% 6/30/2028	19,000	17,308

American Funds Mortgage Fund	12

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.125% 7/31/2028[7]		USD118,000	$119,545
	U.S. Treasury 1.75% 1/31/2029[7]		10,000	9,190
	U.S. Treasury 4.50% 5/31/2029		336,000	347,077
	U.S. Treasury 1.625% 5/15/2031[7]		6,000	5,228
	U.S. Treasury 4.25% 6/30/2031		100,000	102,611
	U.S. Treasury 1.25% 8/15/2031[7]		6,000	5,064
	U.S. Treasury 1.875% 2/15/2032[7]		10,000	8,733
	U.S. Treasury 2.875% 5/15/2032[7]		5,822	5,446
	U.S. Treasury 1.375% 11/15/2040[7]		3,168	2,103
	U.S. Treasury 1.875% 2/15/2041[7]		18,333	13,172
	U.S. Treasury 3.25% 5/15/2042[7]		8,193	7,135
	U.S. Treasury 1.875% 2/15/2051[7]		11,600	7,154
	U.S. Treasury 2.00% 8/15/2051[7]		11,000	6,972
	Total U.S. Treasury bonds & notes			853,161
Asset-backed obligations 1.08%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]		312	314
	American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]		3,944	3,952
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		5,028	4,836
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		2,233	1,994
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		9,505	8,858
	Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		1,926	1,929
	Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]		22,413	23,105
	GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]		1,830	1,831
	GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]		2,085	2,089
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		2,036	1,840
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		3,611	3,245
	Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		5,020	4,640
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		6,429	5,960
	Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		17,717	16,534
	Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.19% 4/20/2062[1,3,5]		9,127	9,080
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		12,130	11,098
	Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		4,508	4,511
	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		1,677	1,668
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,324	1,193
	Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		7,488	7,611
	World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[1]		3,328	3,341
				119,629
	Total bonds, notes & other debt instruments (cost: $10,011,568,000)			10,036,623
Short-term securities 21.99%			Shares
Money market investments 5.02%
	Capital Group Central Cash Fund 5.30%[8,9]		5,542,470	554,414
		Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 16.97%
Discount bills & notes 15.16%
	Federal Home Loan Bank 9/9/2024	4.854%	USD200,000	199,826
	Federal Home Loan Bank 9/20/2024	5.181	150,000	149,633
	Federal Home Loan Bank 9/27/2024	5.171	250,000	249,137
	Federal Home Loan Bank 10/4/2024	5.126	100,000	99,558
	Federal Home Loan Bank 10/9/2024	5.175	75,000	74,616
	Federal Home Loan Bank 10/16/2024	5.057	100,000	99,391
	Federal Home Loan Bank 10/18/2024	5.023	100,000	99,363
	Federal Home Loan Bank 10/23/2024	5.129	100,000	99,293
	Federal Home Loan Bank 11/1/2024	5.064	250,000	247,941

13	American Funds Mortgage Fund

Short-term securities (continued)		Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
	Federal Home Loan Bank 11/13/2024	5.112%	USD158,000	$156,441
	Federal Home Loan Bank 11/20/2024	5.116	50,000	49,460
	Federal Home Loan Mortgage Corp. 10/3/2024	4.955	150,000	149,359
				1,674,018
		Coupon rate
Interest bearing bills & notes 1.81%
	Federal Home Loan Bank (USD-SOFR + 0.02%) 1/23/2025[3]	5.350	100,000	100,001
	Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[3]	5.345	100,000	100,000
				200,001
	Total short-term securities (cost: $2,427,568,000)			2,428,433
Options purchased (equity style) 0.01%
	Options purchased (equity style)*			1,233
	Total options purchased (equity style) (cost: $968,000)			1,233
	Total investment securities 112.86% (cost: $12,440,104,000)			12,466,289
	Total options written† 0.00% (premium received: $159,000)			(49)
	Other assets less liabilities (12.86)%			(1,420,391)
	Net assets 100.00%			$11,045,849
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Call
3 Month SOFR Futures Option	1,656	6/13/2025	USD97.00	USD414,000	$1,097
3 Month SOFR Futures Option	355	6/13/2025	98.00	88,750	87
					$1,184
Put
3 Month SOFR Futures Option	7,854	11/15/2024	USD95.00	USD1,963,500	$49
					$1,233
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 8/31/2024 (000)
Put
3 Month SOFR Futures Option	7,854	11/15/2024	USD94.88	USD1,963,500	$(49)

American Funds Mortgage Fund	14

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 8/31/2024 (000)
30 Day Federal Funds Futures	Long	4,615	9/3/2024	USD1,820,571	$(857)
2 Year U.S. Treasury Note Futures	Long	27,695	1/6/2025	5,748,011	(4,650)
5 Year U.S. Treasury Note Futures	Long	17,138	12/31/2024	1,874,870	(4,762)
10 Year Ultra U.S. Treasury Note Futures	Long	7,024	12/31/2024	824,881	(6,528)
10 Year U.S. Treasury Note Futures	Long	3,089	12/31/2024	350,794	(1,636)
20 Year U.S. Treasury Bond Futures	Short	5,369	12/31/2024	(661,058)	7,773
30 Year Ultra U.S. Treasury Bond Futures	Long	1,847	12/31/2024	243,689	(4,044)
					$(14,704)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 8/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$(597)	$—	$(597)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	1,834	—	1,834
						$1,237	$—	$1,237
Investments in affiliates9

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.02%
Money market investments 5.02%
Capital Group Central Cash Fund 5.30% [8]	$2,490,179	$7,222,979	$9,158,988	$197	$47	$554,414	$113,226

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $279,999,000, which represented
2.53% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,385,000, which represented .77% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 8/31/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

15	American Funds Mortgage Fund

Financial statements
Statement of assets and liabilities at August 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,885,888)	$11,911,875
Affiliated issuers (cost: $554,216)	554,414	$12,466,289
Cash		879
Cash collateral pledged for futures contracts		2,442
Receivables for:
Sales of investments	2,263,345
Sales of fund’s shares	3,092
Dividends and interest	45,499
Variation margin on futures contracts	3,523
Variation margin on centrally cleared swap contracts	774	2,316,233
		14,785,843
Liabilities:
Options written, at value (premium received: $159)		49
Payables for:
Purchases of investments	3,722,032
Repurchases of fund’s shares	971
Dividends on fund’s shares	45
Investment advisory services	2,182
Services provided by related parties	378
Trustees’ deferred compensation	114
Variation margin on futures contracts	14,184
Variation margin on centrally cleared swap contracts	31
Other	8	3,739,945
Net assets at August 31, 2024		$11,045,849
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,123,585
Total distributable earnings (accumulated loss)		(1,077,736)
Net assets at August 31, 2024		$11,045,849
Refer to the notes to financial statements.

American Funds Mortgage Fund	16

Financial statements (continued)
Statement of assets and liabilities at August 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,235,887 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$176,722	19,774	$8.94
Class C	7,051	798	8.84
Class T	9	1	8.93
Class F-1	33,318	3,728	8.94
Class F-2	354,017	39,591	8.94
Class F-3	59,598	6,667	8.94
Class 529-A	18,520	2,073	8.93
Class 529-C	927	105	8.82
Class 529-E	696	78	8.93
Class 529-T	11	1	8.93
Class 529-F-1	10	1	8.94
Class 529-F-2	6,336	709	8.94
Class 529-F-3	10	1	8.94
Class R-1	5,769	653	8.84
Class R-2	2,509	284	8.83
Class R-2E	189	21	8.91
Class R-3	48,303	5,423	8.91
Class R-4	11,146	1,247	8.94
Class R-5E	969	108	8.94
Class R-5	432	48	8.94
Class R-6	10,319,307	1,154,576	8.94

Refer to the notes to financial statements.

17	American Funds Mortgage Fund

Financial statements (continued)
Statement of operations for the year ended August 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$424,688
Dividends from affiliated issuers	113,226	$537,914
Fees and expenses*:
Investment advisory services	26,931
Distribution services	944
Transfer agent services	847
Administrative services	3,024
529 plan services	15
Reports to shareholders	52
Registration statement and prospectus	536
Trustees’ compensation	55
Auditing and legal	110
Custodian	134
Other	20
Total fees and expenses before waiver	32,668
Less waiver of fees and expenses:
Investment advisory services waiver	4,354
Total fees and expenses after waiver		28,314
Net investment income		509,600
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(87,570)
Affiliated issuers	197
Options written	617
Futures contracts	63,277
Swap contracts	(3,043)	(26,522)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	268,687
Affiliated issuers	47
Options written	110
Futures contracts	(37,616)
Swap contracts	2,209	233,437
Net realized gain (loss) and unrealized appreciation (depreciation)		206,915
Net increase (decrease) in net assets resulting from operations		$716,515
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Mortgage Fund	18

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended August 31,
	2024	2023

Operations:
Net investment income	$509,600	$335,661
Net realized gain (loss)	(26,522)	(580,626)
Net unrealized appreciation (depreciation)	233,437	13,630
Net increase (decrease) in net assets resulting from operations	716,515	(231,335)
Distributions paid or accrued to shareholders	(484,854)	(326,827)
Net capital share transactions	1,477,665	1,450,306
Total increase (decrease) in net assets	1,709,326	892,144
Net assets:
Beginning of year	9,336,523	8,444,379
End of year	$11,045,849	$9,336,523
Refer to the notes to financial statements.

19	American Funds Mortgage Fund

Notes to financial statements
1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

American Funds Mortgage Fund	20

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

21	American Funds Mortgage Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,063,833	$—	$9,063,833
U.S. Treasury bonds & notes	—	853,161	—	853,161
Asset-backed obligations	—	119,629	—	119,629
Short-term securities	554,414	1,874,019	—	2,428,433
Options purchased on futures (equity style)	1,233	—	—	1,233
Total	$555,647	$11,910,642	$—	$12,466,289

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,773	$—	$—	$7,773
Unrealized appreciation on centrally cleared interest rate swaps	—	1,834	—	1,834
Liabilities:
Value of options written	(49)	—	—	(49)
Unrealized depreciation on futures contracts	(22,477)	—	—	(22,477)
Unrealized depreciation on centrally cleared interest rate swaps	—	(597)	—	(597)
Total	$(14,753)	$1,237	$—	$(13,516)
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Mortgage Fund	22

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

23	American Funds Mortgage Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Mortgage Fund	24

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.

25	American Funds Mortgage Fund

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,653,100,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $8,927,441,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other

American Funds Mortgage Fund	26

principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $554,301,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the year ended, August 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,233	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	49
Futures	Interest	Unrealized appreciation*	7,773	Unrealized depreciation*	22,477
Swap (centrally cleared)	Interest	Unrealized appreciation*	1,834	Unrealized depreciation*	597
			$10,840		$23,123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$265
Options written (equity style)	Interest	Net realized gain (loss) on options written	617	Net unrealized appreciation (depreciation) on options written	110
Futures	Interest	Net realized gain (loss) on futures contracts	63,277	Net unrealized appreciation (depreciation) on futures contracts	(37,616)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,043)	Net unrealized appreciation (depreciation) on swap contracts	2,209
			$60,851		$(35,032)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended August 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

27	American Funds Mortgage Fund

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended August 31, 2024, the fund reclassified $3,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of August 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$2,665
Capital loss carryforward*	(1,106,332)
Gross unrealized appreciation on investments	148,755
Gross unrealized depreciation on investments	(122,491)
Net unrealized appreciation (depreciation) on investments	26,264
Cost of investments	12,426,509
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended August 31,
Share class	2024	2023
Class A	$7,516	$5,981
Class C	266	230
Class T	— †	— †
Class F-1	1,341	865
Class F-2	13,074	6,195
Class F-3	12,339	4,895
Class 529-A	822	716
Class 529-C	38	36
Class 529-E	33	31
Class 529-T	1	1
Class 529-F-1	— †	— †
Class 529-F-2	279	241
Class 529-F-3	— †	— †
Class R-1	191	139
Class R-2	89	66
Class R-2E	8	5
Class R-3	1,756	1,105
Class R-4	506	407
Class R-5E	42	30
Class R-5	22	24
Class R-6	446,531	305,860
Total	$484,854	$326,827
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

American Funds Mortgage Fund	28

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the year ended August 31, 2024, CRMC waived investment advisory services fees of $4,354,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $26,931,000, which were equivalent to an annualized rate of 0.267% of average daily net assets, were reduced to $22,577,000, which were equivalent to an annualized rate of 0.224% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of August 31, 2024, unreimbursed expenses subject to reimbursement totaled $35,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

29	American Funds Mortgage Fund

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended August 31, 2024, the 529 plan services fees were $15,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the year ended August 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$429	$331	$52	Not applicable
Class C	73	14	2	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	75	34	9	Not applicable
Class F-2	Not applicable	303	83	Not applicable
Class F-3	Not applicable	1	77	Not applicable
Class 529-A	44	35	6	$11
Class 529-C	10	2	— *	1
Class 529-E	4	1	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	7	2	3
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	52	7	2	Not applicable
Class R-2	18	8	1	Not applicable
Class R-2E	1	1 *	— *	Not applicable
Class R-3	210	68	13	Not applicable
Class R-4	28	13	3	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	20	2,774	Not applicable

Total class-specific expenses	$944	$847	$3,024	$15
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $55,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net increase of $14,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended August 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended August 31, 2024.

American Funds Mortgage Fund	30

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2024
Class A	$28,506	3,276	$7,410	853	$(36,310)	(4,182)	$(394)	(53)
Class C	1,154	134	264	31	(2,786)	(324)	(1,368)	(159)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,232	2,680	1,280	148	(17,088)	(1,976)	7,424	852
Class F-2	313,981	35,704	12,962	1,490	(176,713)	(20,358)	150,230	16,836
Class F-3	150,399	17,485	12,329	1,421	(481,839)	(55,715)	(319,111)	(36,809)
Class 529-A	3,872	443	818	94	(6,076)	(696)	(1,386)	(159)
Class 529-C	519	60	37	4	(771)	(90)	(215)	(26)
Class 529-E	98	11	32	4	(339)	(39)	(209)	(24)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,423	164	276	32	(1,930)	(222)	(231)	(26)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,930	225	191	22	(1,470)	(171)	651	76
Class R-2	587	69	89	10	(544)	(63)	132	16
Class R-2E	30	3	8	1	(71)	(8)	(33)	(4)
Class R-3	18,679	2,152	1,747	202	(10,306)	(1,193)	10,120	1,161
Class R-4	2,976	342	504	58	(4,890)	(559)	(1,410)	(159)
Class R-5E	230	26	41	5	(346)	(39)	(75)	(8)
Class R-5	89	10	21	3	(224)	(26)	(114)	(13)
Class R-6	1,563,328	179,366	446,504	51,409	(376,178)	(42,866)	1,633,654	187,909
Total net increase (decrease)	$2,111,033	242,150	$484,513	55,787	$(1,117,881)	(128,527)	$1,477,665	169,410
Refer to the end of the table for footnotes.

31	American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2023
Class A	$22,352	2,481	$5,892	656	$(45,068)	(5,019)	$(16,824)	(1,882)
Class C	1,064	119	229	26	(3,201)	(361)	(1,908)	(216)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,402	1,600	864	96	(11,079)	(1,242)	4,187	454
Class F-2	163,693	18,168	6,124	683	(161,120)	(18,120)	8,697	731
Class F-3	471,169	52,781	4,894	550	(146,268)	(16,743)	329,795	36,588
Class 529-A	2,783	309	710	79	(7,209)	(801)	(3,716)	(413)
Class 529-C	256	29	36	4	(820)	(92)	(528)	(59)
Class 529-E	122	14	31	3	(297)	(33)	(144)	(16)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,436	272	237	27	(2,860)	(322)	(187)	(23)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,765	198	137	16	(2,137)	(241)	(235)	(27)
Class R-2	404	45	65	7	(816)	(92)	(347)	(40)
Class R-2E	74	8	5	1	(22)	(3)	57	6
Class R-3	14,033	1,567	1,098	123	(11,676)	(1,307)	3,455	383
Class R-4	4,568	504	404	45	(3,481)	(391)	1,491	158
Class R-5E	573	63	30	3	(177)	(20)	426	46
Class R-5	172	19	24	2	(685)	(76)	(489)	(55)
Class R-6	1,580,636	176,100	305,037	33,966	(759,097)	(83,852)	1,126,576	126,214
Total net increase (decrease)	$2,280,502	254,277	$325,817	36,287	$(1,156,013)	(128,715)	$1,450,306	161,849
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $77,724,019,000 and $77,471,809,000, respectively, during the year ended August 31, 2024.
11. Ownership concentration

At August 31, 2024, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2025 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 21%, 22% and 18%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Mortgage Fund	32

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
8/31/2024	$8.75	$.40	$.17	$.57	$(.38 )	$—	$(.38 )	$8.94	6.74%	$177	.75%	.71%	4.63%
8/31/2023	9.33	.30	(.58 )	(.28 )	(.30 )	—	(.30 )	8.75	(3.08)	174.72		.69	3.36
8/31/2022	10.23	.09	(.89 )	(.80 )	(.10 )	—	(.10 )	9.33	(7.82)	203.64		.64	.92
8/31/2021	10.60	.01	.02	.03	(.05 )	(.35 )	(.40 )	10.23	.13	236.62		.62	.12
8/31/2020	10.21	.10	.53	.63	(.15 )	(.09 )	(.24 )	10.60	6.32	235.65		.65	.97
Class C:
8/31/2024	8.66	.33	.16	.49	(.31 )	—	(.31 )	8.84	5.85	7	1.50	1.46	3.88
8/31/2023	9.23	.23	(.57 )	(.34 )	(.23 )	—	(.23 )	8.66	(3.76)	8	1.47	1.44	2.58
8/31/2022	10.14	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.42)	11	1.39	1.39	.11
8/31/2021	10.56	(.06 )	(.01 )	(.07 )	— [5]	(.35 )	(.35 )	10.14	(.66 )	15	1.37	1.37	(.62 )
8/31/2020	10.17	.03	.53	.56	(.08 )	(.09 )	(.17 )	10.56	5.54	15	1.40	1.40	.26
Class T:
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.89 [6]	— [7]	.50 [6]	.46 [6]	4.88 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.77)[6]	— [7]	.40 [6]	.37 [6]	3.71 [6]
8/31/2022	10.22	.12	(.88 )	(.76 )	(.13 )	—	(.13 )	9.33	(7.50)[6]	— [7]	.39 [6]	.39 [6]	1.19 [6]
8/31/2021	10.60	.04	— [5]	.04	(.07 )	(.35 )	(.42 )	10.22	.36 [6]	— [7]	.40 [6]	.40 [6]	.35 [6]
8/31/2020	10.21	.13	.52	.65	(.17 )	(.09 )	(.26 )	10.60	6.45 [6]	— [7]	.43 [6]	.43 [6]	1.22 [6]
Class F-1:
8/31/2024	8.75	.41	.17	.58	(.39 )	—	(.39 )	8.94	6.82	33.67		.63	4.72
8/31/2023	9.34	.32	(.61 )	(.29 )	(.30 )	—	(.30 )	8.75	(3.12)	25.65		.63	3.52
8/31/2022	10.23	.10	(.88 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.69)	22.61		.61	1.02
8/31/2021	10.61	.01	.01	.02	(.05 )	(.35 )	(.40 )	10.23	.15	20.61		.61	.14
8/31/2020	10.21	.10	.54	.64	(.15 )	(.09 )	(.24 )	10.61	6.34	20.63		.63	1.00
Class F-2:
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	6.97	354.41		.37	4.97
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.76)	199.40		.37	3.75
8/31/2022	10.23	.13	(.89 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.45)	206.35		.35	1.30
8/31/2021	10.61	.04	.01	.05	(.08 )	(.35 )	(.43 )	10.23	.42	172.34		.34	.41
8/31/2020	10.22	.13	.53	.66	(.18 )	(.09 )	(.27 )	10.61	6.52	180.36		.36	1.21
Class F-3:
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.10	60.31		.27	5.07
8/31/2023	9.34	.36	(.60 )	(.24 )	(.34 )	—	(.34 )	8.76	(2.65)	381.29		.26	4.07
8/31/2022	10.23	.18	(.93 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.35)	64.24		.24	1.88
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	19.23		.23	.51
8/31/2020	10.22	.13	.54	.67	(.19 )	(.09 )	(.28 )	10.61	6.64	29.25		.25	1.28
Class 529-A:
8/31/2024	8.75	.40	.16	.56	(.38 )	—	(.38 )	8.93	6.59	19.78		.73	4.60
8/31/2023	9.33	.30	(.59 )	(.29 )	(.29 )	—	(.29 )	8.75	(3.11)	20.75		.73	3.32
8/31/2022	10.22	.09	(.88 )	(.79 )	(.10 )	—	(.10 )	9.33	(7.75)	25.67		.67	.89
8/31/2021	10.60	.01	— [5]	.01	(.04 )	(.35 )	(.39 )	10.22	.11	30.65		.65	.10
8/31/2020	10.21	.10	.52	.62	(.14 )	(.09 )	(.23 )	10.60	6.18	29.69		.69	.94
Refer to the end of the table for footnotes.

33	American Funds Mortgage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
8/31/2024	$8.64	$.33	$.16	$.49	$(.31 )	$—	$(.31 )	$8.82	5.81%	$1	1.54%	1.50%	3.85%
8/31/2023	9.21	.22	(.57 )	(.35 )	(.22 )	—	(.22 )	8.64	(3.82)	1	1.52	1.50	2.52
8/31/2022	10.12	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.21	(8.46)	2	1.44	1.44	.09
8/31/2021	10.54	(.07 )	— [5]	(.07 )	— [5]	(.35 )	(.35 )	10.12	(.67 )	2	1.42	1.42	(.67 )
8/31/2020	10.16	.02	.52	.54	(.07 )	(.09 )	(.16 )	10.54	5.42	3	1.45	1.45	.23
Class 529-E:
8/31/2024	8.75	.39	.15	.54	(.36 )	—	(.36 )	8.93	6.43	1.93		.89	4.45
8/31/2023	9.33	.28	(.58 )	(.30 )	(.28 )	—	(.28 )	8.75	(3.29)	1.94		.92	3.15
8/31/2022	10.22	.07	(.88 )	(.81 )	(.08 )	—	(.08 )	9.33	(7.90)	1.87		.87	.69
8/31/2021	10.60	(.01 )	— [5]	(.01 )	(.02 )	(.35 )	(.37 )	10.22	(.09 )	1.86		.86	(.12 )
8/31/2020	10.21	.08	.52	.60	(.12 )	(.09 )	(.21 )	10.60	5.96	1.90		.90	.75
Class 529-T:
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.83 [6]	— [7]	.56 [6]	.51 [6]	4.83 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.86)[6]	— [7]	.49 [6]	.46 [6]	3.62 [6]
8/31/2022	10.22	.11	(.88 )	(.77 )	(.12 )	—	(.12 )	9.33	(7.54)[6]	— [7]	.44 [6]	.44 [6]	1.14 [6]
8/31/2021	10.60	.03	— [5]	.03	(.06 )	(.35 )	(.41 )	10.22	.31 [6]	— [7]	.45 [6]	.45 [6]	.30 [6]
8/31/2020	10.21	.12	.52	.64	(.16 )	(.09 )	(.25 )	10.60	6.41 [6]	— [7]	.47 [6]	.47 [6]	1.18 [6]
Class 529-F-1:
8/31/2024	8.75	.43	.17	.60	(.41 )	—	(.41 )	8.94	7.04 [6]	— [7]	.46 [6]	.42 [6]	4.92 [6]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.83)[6]	— [7]	.47 [6]	.44 [6]	3.65 [6]
8/31/2022	10.23	.11	(.89 )	(.78 )	(.12 )	—	(.12 )	9.33	(7.62)[6]	— [7]	.42 [6]	.42 [6]	1.17 [6]
8/31/2021	10.60	.05	— [5]	.05	(.07 )	(.35 )	(.42 )	10.23	.43 [6]	— [7]	.42 [6]	.42 [6]	.48 [6]
8/31/2020	10.21	.12	.53	.65	(.17 )	(.09 )	(.26 )	10.60	6.43	9.45		.45	1.19
Class 529-F-2:
8/31/2024	8.76	.43	.15	.58	(.40 )	—	(.40 )	8.94	6.91	6.47		.43	4.90
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.74)	7.38		.35	3.73
8/31/2022	10.23	.11	(.87 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.49)	7.39		.39	1.16
8/31/2021[8,9]	10.59	.02	.02	.04	(.05 )	(.35 )	(.40 )	10.23	.39 [10]	8	.43 [11]	.43 [11]	.28 [11]
Class 529-F-3:
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.05	— [7]	.35	.30	5.04
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	— [7]	.34	.32	3.77
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	— [7]	.29	.29	1.29
8/31/2021[8,9]	10.59	.04	.01	.05	(.06 )	(.35 )	(.41 )	10.23	.50 [10]	— [7]	.36 [11]	.29 [11]	.42 [11]
Class R-1:
8/31/2024	8.65	.34	.17	.51	(.32 )	—	(.32 )	8.84	6.04	6	1.43	1.39	3.95
8/31/2023	9.23	.24	(.59 )	(.35 )	(.23 )	—	(.23 )	8.65	(3.81)	5	1.41	1.39	2.69
8/31/2022	10.14	.02	(.87 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.40)	5	1.36	1.36	.19
8/31/2021	10.55	(.07 )	.01	(.06 )	— [5]	(.35 )	(.35 )	10.14	(.57 )	7	1.40	1.40	(.65 )
8/31/2020	10.18	.01	.53	.54	(.08 )	(.09 )	(.17 )	10.55	5.34	7	1.49	1.49	.14
Refer to the end of the table for footnotes.

American Funds Mortgage Fund	34

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
8/31/2024	$8.65	$.34	$.16	$.50	$(.32 )	$—	$(.32 )	$8.83	5.95%	$3	1.40%	1.36%	3.98%
8/31/2023	9.22	.24	(.58 )	(.34 )	(.23 )	—	(.23 )	8.65	(3.69)	2	1.39	1.37	2.67
8/31/2022	10.13	.03	(.88 )	(.85 )	(.06 )	—	(.06 )	9.22	(8.39)	3	1.33	1.33	.26
8/31/2021	10.54	(.06 )	— [5]	(.06 )	— [5]	(.35 )	(.35 )	10.13	(.57 )	3	1.34	1.34	(.60 )
8/31/2020	10.16	.03	.52	.55	(.08 )	(.09 )	(.17 )	10.54	5.47	3	1.37	1.37	.28
Class R-2E:
8/31/2024	8.72	.37	.17	.54	(.35 )	—	(.35 )	8.91	6.38	— [7]	1.10	1.06	4.28
8/31/2023	9.30	.28	(.60 )	(.32 )	(.26 )	—	(.26 )	8.72	(3.43)	— [7]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.09)	— [7]	1.02	1.01	.60
8/31/2021	10.59	(.03 )	— [5]	(.03 )	(.01 )	(.35 )	(.36 )	10.20	(.28 )	— [7]	1.06	1.01	(.25 )
8/31/2020	10.20	.06	.53	.59	(.11 )	(.09 )	(.20 )	10.59	5.82	— [7]	1.14	1.06	.57
Class R-3:
8/31/2024	8.72	.38	.17	.55	(.36 )	—	(.36 )	8.91	6.51	48.97		.92	4.42
8/31/2023	9.30	.28	(.59 )	(.31 )	(.27 )	—	(.27 )	8.72	(3.32)	37.95		.93	3.17
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.03)	36.90		.90	.66
8/31/2021	10.58	(.02 )	.01	(.01 )	(.02 )	(.35 )	(.37 )	10.20	(.11 )	42.93		.93	(.17 )
8/31/2020	10.20	.07	.52	.59	(.12 )	(.09 )	(.21 )	10.58	5.82	37	1.04	1.04	.64
Class R-4:
8/31/2024	8.76	.41	.16	.57	(.39 )	—	(.39 )	8.94	6.70	11.67		.63	4.71
8/31/2023	9.34	.32	(.60 )	(.28 )	(.30 )	—	(.30 )	8.76	(3.00)	12.64		.62	3.53
8/31/2022	10.23	.11	(.89 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.67)	12.59		.59	1.08
8/31/2021	10.61	.02	— [5]	.02	(.05 )	(.35 )	(.40 )	10.23	.18	9.58		.58	.17
8/31/2020	10.21	.10	.54	.64	(.15 )	(.09 )	(.24 )	10.61	6.35	6.62		.62	1.01
Class R-5E:
8/31/2024	8.75	.43	.16	.59	(.40 )	—	(.40 )	8.94	7.03	1.48		.44	4.90
8/31/2023	9.33	.34	(.60 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.81)	1.44		.41	3.80
8/31/2022	10.23	.13	(.90 )	(.77 )	(.13 )	—	(.13 )	9.33	(7.50)	1.39		.39	1.33
8/31/2021	10.60	.04	.01	.05	(.07 )	(.35 )	(.42 )	10.23	.36	— [7]	.39	.39	.34
8/31/2020	10.21	.12	.53	.65	(.17 )	(.09 )	(.26 )	10.60	6.46	— [7]	.43	.42	1.15
Class R-5:
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	7.02	— [7]	.38	.33	5.01
8/31/2023	9.34	.32	(.57 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	1.34		.33	3.50
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	1.29		.29	1.30
8/31/2021	10.61	.05	— [5]	.05	(.08 )	(.35 )	(.43 )	10.23	.47	1.29		.29	.46
8/31/2020	10.21	.13	.54	.67	(.18 )	(.09 )	(.27 )	10.61	6.67	1.32		.32	1.28
Class R-6:
8/31/2024	8.75	.44	.17	.61	(.42 )	—	(.42 )	8.94	7.21	10,319.31		.26	5.07
8/31/2023	9.33	.35	(.59 )	(.24 )	(.34 )	—	(.34 )	8.75	(2.76)	8,463.28		.26	3.87
8/31/2022	10.23	.13	(.89 )	(.76 )	(.14 )	—	(.14 )	9.33	(7.35)	7,845.24		.24	1.35
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	8,373.22		.22	.53
8/31/2020	10.21	.14	.54	.68	(.19 )	(.09 )	(.28 )	10.61	6.75	6,590.25		.25	1.40
Refer to the end of the table for footnotes.

35	American Funds Mortgage Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Year ended August 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	37%	86%	42%	66%	114%
Including mortgage dollar roll transactions	824%	1,185%	1,147%	1,015%	1,015%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Based on operations for a period that is less than a full year.
[9]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[10]	Not annualized.
[11]	Annualized.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Mortgage Fund	36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Mortgage Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Mortgage Fund (the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
October 14, 2024
We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

37	American Funds Mortgage Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended August 31, 2024:
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$137,511,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

American Funds Mortgage Fund	38

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

39	American Funds Mortgage Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Mortgage Fund	40

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

41	American Funds Mortgage Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Mortgage Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: October 31, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: October 31, 2024